Summary of Significant Accounting Policies - Additional Information (Detail)		3 Months Ended		12 Months Ended
	Jan. 01, 2020 USD ($)	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) Segment shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Significant Accounting Policies [Line Items]
Cash and cash equivalents, interest-bearing deposits in other financial institutions		$ 2,722,915,000		$ 1,947,931,000	$ 741,870,000	$ 1,474,955,000	$ 2,528,169,000
Cash and cash equivalents, interest-bearing deposits in other financial institutions, Federal Reserve Bank of New York				1,600,000,000	608,400,000
Cash and cash equivalents, federal funds sold				0	1,700,000
Cash and cash equivalents, outstanding reverse repurchase agreements				193,500,000	0
Allowance for loan and lease losses		197,758,000	$ 162,244,000	194,043,000	147,638,000	159,820,000
Retained earnings		552,566,000		494,229,000	342,023,000
Increase in allowance for credit losses on loans and leases	$ 1,900,000	4,841,000	189,000	3,393,000	1,020,000
Off-balance sheet credit exposures before adoption of CECL	12,500,000
Goodwill		2,426,379,000		$ 2,426,379,000	2,426,379,000
Number of operating segments | Segment				1
Number of reportable segments | Segment				1
Goodwill impairment				$ 0
Depreciation		5,357,000	6,407,000	23,871,000	27,096,000	32,323,000
Bank-owned life insurance		1,165,765,000		1,164,196,000	1,145,058,000
Additional purchases of BOLI					150,000,000.0
Bank-owned life insurance income		$ 6,890,000	$ 7,389,000	31,750,000	28,363,000	$ 28,252,000
Other real estate owned				$ 1,800,000	2,000,000.0
Shares available for grant | shares		8,481,554		11,913,461
Cumulative Effect, Period of Adoption, Adjustment
Significant Accounting Policies [Line Items]
Allowance for loan and lease losses					1,911,000
Taxi Medallion Loans
Significant Accounting Policies [Line Items]
Other real estate owned				$ 6,500,000	10,300,000
Premises
Significant Accounting Policies [Line Items]
Premises, furniture, fixtures, and equipment, estimated useful lives (in years)				20 years
Furniture, Fixtures and Equipment | Minimum
Significant Accounting Policies [Line Items]
Premises, furniture, fixtures, and equipment, estimated useful lives (in years)				3 years
Furniture, Fixtures and Equipment | Maximum
Significant Accounting Policies [Line Items]
Premises, furniture, fixtures, and equipment, estimated useful lives (in years)				10 years
Unfunded Commitments
Significant Accounting Policies [Line Items]
Allowance for credit losses		$ 12,300,000		$ 11,900,000	$ 461,000
Accounting Standards Update 2016-13
Significant Accounting Policies [Line Items]
Retained earnings	$ (1,900,000)
Change in accounting principle, accounting standards update, adopted [true false]				true
Change in accounting principle, accounting standards update, adoption date				Jan. 01, 2020
Accounting Standards Update 2016-13 | Retained Earnings | Cumulative Effect, Period of Adoption, Adjustment
Significant Accounting Policies [Line Items]
Retained earnings				$ (10,500,000)
Accounting Standards Update 2020-04
Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]				true
Change in accounting principle, accounting standards update, adoption date				Mar. 31, 2020
Change in accounting principle, accounting standards update, immaterial effect [true false]				true
Accounting Standards Update 2018-13
Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]				true
Change in accounting principle, accounting standards update, adoption date				Jan. 01, 2020
Change in accounting principle, accounting standards update, immaterial effect [true false]				true
Accounting Standards Update 2017-04
Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]				true
Change in accounting principle, accounting standards update, adoption date				Jan. 01, 2020
Change in accounting principle, accounting standards update, immaterial effect [true false]				true